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[LETTERHEAD]


September 4, 1997

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

    Re:  The OFFITBANK Investment Fund, Inc.
         Securities Act of 1933 Registration No. 33-70116 and
         Investment Company Act of 1940 File No. 811-8036
         Rule 497(j) Filing


Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by The OFFITBANK Investment Fund, Inc. (the "Company") pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As assistant secretary of the Company, I hereby certify that the Company's definitive Prospectus and Statement of Additional Information, each dated May 1, 1997 as supplemented August 29, 1997, which would have been filed by the Company pursuant to Rule 497(c), would not have differed from that contained in the Company's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on August 29, 1997.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (614)470-8305.


Sincerely,

/s/ Matthew A. Constancio

Matthew Constancio
Associate Manager, Client Legal Services
BISYS Fund Services

cc:  Mr. James J. Burns, Esq.   Simpson Thatcher & Bartlett